Investment securities (Details 3) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011
Debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	181
Gross unrealized losses, less than 12 months	4
Fair value, 12 months or more	57
Gross unrealized losses, 12 months or more	13
Fair value, total	238
Gross unrealized losses, total	17
Debt securities issued by foreign governments
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	100
Gross unrealized losses, less than 12 months	2
Fair value, 12 months or more	40
Gross unrealized losses, 12 months or more	10
Fair value, total	140
Gross unrealized losses, total	12
Corporate debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	81
Gross unrealized losses, less than 12 months	2
Fair value, 12 months or more	17
Gross unrealized losses, 12 months or more	3
Fair value, total	98
Gross unrealized losses, total	5
Bank | Debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	8
Gross unrealized losses, less than 12 months	1
Fair value, 12 months or more	0
Gross unrealized losses, 12 months or more	0
Fair value, total	8
Gross unrealized losses, total	1
Bank | Debt securities issued by foreign governments
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	8
Gross unrealized losses, less than 12 months	1
Fair value, 12 months or more	0
Gross unrealized losses, 12 months or more	0
Fair value, total	8
Gross unrealized losses, total	1